Stockholders' Equity - Summarize Changes in Accumulated Other Comprehensive Income (Loss), Net of Tax (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Unrealized Gain (Loss) on Derivatives, Balances at Beginning	$ (7)	$ 131	$ 131	$ (32)
Unrealized Gain (Loss) on Derivatives, Other comprehensive income (loss) before reclassifications		(101)	(334)	24
Unrealized Gain (Loss) on Derivatives, Amounts reclassified from accumulated other comprehensive income (loss)	64	(87)	222	108
Unrealized Gain (Loss) on Derivatives, Tax effect	16	(46)	(26)	31
Unrealized Gain (Loss) on Derivatives, Balance at Ending	73	(103)	(7)	131
Foreign Currency Translation Adjustment, Balances at Beginning	(16)	(94)	(94)	11
Foreign Currency Translation Adjustment, Other comprehensive income (loss) before reclassifications	(42)	10	78	(105)
Foreign Currency Translation Adjustment, Balance at Ending	(58)	(84)	(16)	(94)
Balances at Beginning	(23)	37	37	(21)
Other comprehensive income (loss) before reclassifications	(42)	(91)	(256)	(81)
Amounts reclassified from accumulated other comprehensive income (loss)	64	(87)	222	108
Tax effect	16	(46)	(26)	31
Balance at Ending	$ 15	$ (187)	$ (23)	$ 37